Equity - Schedule of Stock Warrants Outstanding to Purchase Ordinary Shares (Details) (10-K) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Proceeds from issuance of common stock	$ 3,300	$ 3,300	$ 3,300,000
Expected sales period		3 years	3 years
Medigus Ltd [Member] | Exchange Agreement [Member]
Warrant, Number of Shares of ordinary shares Underlying Warrants		2,688,492	2,688,492
Outstanding share capital percentage		10.00%		10.00%